Fair Value Measurements - Additional Information (Detail) (Level 1 [Member], USD $) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Level 1 [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Cash and cash equivalents at fair value	$ 91.6	$ 103.5